Label	Element	Value
Kurv Yield Premium Strategy Netflix (NFLX) ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.70%
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Fidelity Government Portfolio [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Netflix, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.70%)
Kurv Yield Premium Strategy Netflix (NFLX) ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.70%
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.30%
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(13.00%)
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%